Shareholders' Equity - Shares Repurchased (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Stockholders Equity Note [Line Items]
Dollar Amount Paid for Shares Repurchased	$ 603	$ 1,468	$ 552
Repurchase Agreements | Carnival Corp
Stockholders Equity Note [Line Items]
Number of Shares Repurchased	0.6	7.8	3.3
Dollar Amount Paid for Shares Repurchased	$ 26	$ 476	$ 223
Repurchase Agreements | Carnival PLC
Stockholders Equity Note [Line Items]
Number of Shares Repurchased	12.2	16.3	5.6
Dollar Amount Paid for Shares Repurchased	$ 569	$ 985	$ 335